Supplement dated April 28, 2025

to the Updating Summary Prospectus dated April 28, 2025 (“Prospectus”) for:

MassMutual EnvisionSM
Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For MassMutual EnvisionSM contracts issued prior to April 28, 2025 where MassMutual RetirePaySM is in effect, this supplement amends your Rate Sheet Prospectus Supplement to reflect fund substitutions that occurred after the close of the New York Stock Exchange on April 25, 2025.

For Contracts Issued in New York: The “Investment Allocation Restrictions” section of your Rate Sheet Prospectus Supplement is deleted and replaced with the following:

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation

MML Balanced Allocation

MML Blend

MML Conservative Allocation

MML Growth Allocation

MML iShares® 80/20 Allocation

MML iShares® 60/40 Allocation

MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts:
MML Inflation-Protected and Income
MML Managed Bond
MML Short-Duration Bond
MML Total Return Bond
MML U.S. Government Money Market
Allocation Category 2	40%	70%
Available sub-accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
Macquarie VIP Growth
MML American Funds Growth
MML Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Global
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
Allocation Category 3	0%	30%
Available sub-accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global Strategic Income
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
Macquarie VIP Asset Strategy
MML Equity
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. No change will be made without prior approval of the New York State Department of Financial Services. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

For Contracts Issued in All States Except New York: The “Investment Allocation Restrictions” section of your Rate Sheet Prospectus Supplement is deleted and replaced with the following:

INVESTMENT ALLOCATION RESTRICTIONS

While RetirePay is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML American Funds Core Allocation

MML Balanced Allocation

MML Blend

MML Conservative Allocation

MML Growth Allocation

MML iShares® 80/20 Allocation

MML iShares® 60/40 Allocation

MML Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%
Available sub-accounts:
MML Inflation-Protected and Income
MML Managed Bond
MML Short-Duration Bond
MML Total Return Bond
MML U.S. Government Money Market
Allocation Category 2	40%	70%
Available sub-accounts:
American Funds Insurance Series® Global Small Capitalization
American Funds Insurance Series® New World®
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
Macquarie VIP Growth
MML American Funds Growth
MML Blue Chip Growth
MML Equity Income
MML Focused Equity
MML Foreign
MML Fundamental Equity
MML Global
MML Income & Growth
MML International Equity
MML Large Cap Growth
MML Mid Cap Growth
MML Mid Cap Value
MML Small Cap Equity
MML Small Cap Growth Equity
Vest US Large Cap 10% Buffer Strategies VI
Allocation Category 3	0%	30%
Available sub-accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Discovery Mid Cap Growth
Invesco V.I. Global Strategic Income
Invesco Oppenheimer V.I. International Growth
Janus Henderson Global Technology and Innovation
Macquarie VIP Asset Strategy
MML Equity
MML Small Company Value
MML Small/Mid Cap Value
MML Sustainable Equity
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your RetirePay by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your RetirePay.

If you have questions about this supplement or wish to make any changes to your contract, please contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Service Center at (800) 272-2216 (8 a.m.– 8 p.m. Eastern Time).

For more information about the funds, read each fund prospectus. Prospectuses are available by going to www.MassMutual.com/variable-products, selecting the name of your variable product, and then selecting the applicable fund. You can also request paper copies of fund prospectuses by calling our Service Center at the number listed above.